Global Fixed Income Series
Global Fixed Income Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Fixed Income Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Fixed Income Series		CLASS I	CLASS S
Management Fees	[1]	0.60%	0.60%
Distribution (12b-1) Fees		none	none
Shareholder Services Fee	[2]	none	0.15%
Remainder of Other Expenses	[2]	0.20%	0.20%
Total Other Expenses		0.20%	0.35%
Total Annual Fund Operating Expenses		0.80%	0.95%
Less Fee Waiver and/or Expense Reimbursement		(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.70%	0.85%
[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[2]	Other expenses are based on estimated expenses for the current fiscal year and reflect the implementation of a 0.15% shareholder services fee for the Series' Class S shares.
[3]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.70% of each Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Fixed Income Series (USD $)	CLASS S	CLASS I
1 Year	87	72
3 Years	293	245

Portfolio Turnover
The Series was not active during the year ended December 31, 2011. The Series will pay transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series.
Principal Investment Strategies
The Series seeks to provide a high level of total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. Under normal circumstances, the Series will invest at least 40% of its net assets in securities issued by non-US companies or non-US governments, their agencies, or instrumentalities. The Series' portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, securitized/collateralized instruments, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality — The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as "junk bonds," those rated below BBB-by S&P or Baa3 by Moody's, or determined to be of equivalent quality by the Advisor.

Bond Selection Process — The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:
  Relative economic conditions of each country.
  Interest rate sensitivity of particular countries, sectors, and securities.
  Differences in yields offered by bonds of different sectors, credit quality, or maturities.
  The impact of currency changes on the sectors.

Principal Risks of Investing in the Series
As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  The Advisor's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.
The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:
  The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
  Because much of the Series' investments may be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, these bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Since high yield bonds are low-rated corporate or government bonds, they pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring, carry higher debt burdens, or by smaller and/or less well-established companies than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series' investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of` principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class S shares of the Series were outstanding prior to the date of this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares of the Series for each full calendar year during which it has been active during the past ten calendar years. The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003 and was not active between that date and December 31, 2011. For years in which the Series was inactive or not active for a full calendar year, no performance information is shown in the bar chart. The total return table shows how the average annual total returns for the Class I shares of the Series for the period of their previous activation compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
CALENDAR YEARS ENDED DECEMBER 31
[1]	The Global Fixed Income Series was redeemed in full on February 28, 2003 and was either inactive or not active for the full calendar year; therefore, no performance information has been provided. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly Returns Highest (quarter ended 12/31/02): 4.46% Lowest (quarter ended 03/31/02): (0.68)%
AVERAGE ANNUAL TOTAL RETURNS FOR PREVIOUS ACTIVATION 10/31/97 TO 2/28/03
Average Annual Total Returns Global Fixed Income Series	PREVIOUS ACTIVATION
CLASS I	3.90%
CLASS I Return After Taxes on Distributions	1.74%
CLASS I Return After Taxes on Distributions and Sale of Series Shares	2.03%
Merrill Lynch Global Broad Market Index: (reflect no deduction for fees, expenses, or taxes)	6.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.